APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Shareholders Equity And Net Income
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 90,743,958	R$ 86,084,331	R$ 82,061,915
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(76,256)	(75,538)	(54,801)
Reclassification of fair value through other comprehensive income	4,200	2,814	(33)
Impairment of financial assets measured at amortized cost	(387,348)	234,410	(816,600)
Category transfers - IFRS 9	(187,807)	(664,635)	(219,671)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	2,044,873	1,689,463	1,493,810
Reversal of goodwill amortization	26,925,987	26,618,368	27,136,573
Realization on purchase price adjustments	577,831	586,024	594,784
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors	79,175	79,175
Option for Acquisition of Equity Instrument	181,717	181,717	(798,016)
Santander Serviços goodwill (Santusa)	(298,978)	(298,978)	(298,978)
Reversal of Provision PIS Law 9,718			980,212
Others	(115,667)	15,853	103,639
Stockholders' equity attributed to the parent under IFRS	119,491,685	114,453,004	110,182,834
Non-controlling interest under IFRS	335,447	403,350	497,342
Stockholders' equity (including non-controlling interest) under IFRS	119,827,132	114,856,354	110,680,176
Net income attributed to the Parent under Brazilian GAAP	13,477,390	8,973,657	12,570,191
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(33,811)	(29,788)	(9,826)
Reclassification of fair value through other comprehensive income	3,080	(1,383)	(177,887)
Impairment of financial assets measured at amortized cost	(587,260)	1,036,851	805,578
Category transfers - IFRS 9		(17,584)	14,722
Deferral of financial fees, commissions and inherent costs under effective interest rate method	340,362	195,653	(90,260)
Reversal of goodwill amortization	138,404	147,171	96,162
Realization on purchase price adjustments	(8,193)	(8,760)	(8,760)
Option to Acquire Own Equity Instrument	181,717	181,717	184,810
Reversal of Provision PIS Law 9,718		(980,212)	980,212
Others	(146,183)	(48,008)	(77,849)
Net income attributed to the parent under IFRS	13,365,506	9,449,313	14,287,093
Non-controlling interest under IFRS	48,257	49,499	52,382
Net income (including non-controlling interest) under IFRS	R$ 13,413,763	R$ 9,498,812	R$ 14,339,475